LEASE (Tables)	12 Months Ended
Sep. 30, 2025
Lease
SCHEDULE OF OPERATING LEASE RELATED ASSETS AND LIABILITIES

The table below presents the operating lease related assets and liabilities recorded on the balance sheets:

	As of September 30,
	2025	2024
	US$	US$
Operating lease ROU assets	$708,944	$668,259

Operating lease liabilities - current	$82,653	$68,291
Operating lease liabilities - non-current	626,291	602,735
Total operating lease liabilities	$708,944	$671,026

SCHEDULE OF WEIGHTED AVERAGE OF OPERATING LEASE
As of September 30, 2025
Weighted-average remaining lease term	7.5

Weighted-average discount rate	4.2%

SCHEDULE OF OPERATING LEASE COST

A summary of lease cost recognized in Company’s consolidated financial statements and supplemental cash flow information for operating leases is as follows for the years ended September 30, 2025, 2024 and 2023:

	2025	2024	2023
Operating lease cost	$107,697	$93,764	$85,630
Cash paid for operating leases	$18,823	$2,262	$85,630

SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES

A summary of maturity of operating lease liabilities under the Company’s non-cancelable operating leases as of September 30, 2025 is as follows:

Year ending September 30,
2026	$108,566
2027	108,566
2028	108,566
2029	108,566
After 2029	376,991
Total lease payments	811,255
Less: Imputed Interest	(102,311)
Present value of operating lease liabilities	$708,944